Provisions for other liabilities and charges (Tables)	12 Months Ended
Dec. 31, 2022
Provisions for other liabilities and charges
Schedule of decommissioning and site restoration provision

	2022	2021	2020
	$'000	$'000	$'000

At January 1	71,941	53,266	33,568
Additions through business combinations (refer to note 31)	34,419	8,347	15,437
Net provision increases and remeasurements	(24,898)	7,212	8,315
Payments for tower and tower equipment decommissioning	(343)	(231)	(65)
Reversal of decommissioning through profit and loss	—	(2,671)	—
Unwinding of discount	7,084	4,644	2,644
Effects of movement in exchange rates	(3,187)	1,374	(6,633)
At December 31	85,016	71,941	53,266

Analysis of total decommissioning and site restoration provisions:
Non-current	84,533	71,598	49,469
Current	483	343	3,797
	85,016	71,941	53,266

Schedule of discount rate applied by each operating entity

		IHS	IHS Côte	IHS	IHS	IHS
	Nigerian	Cameroon	d’Ivoire	Zambia	South Africa	Rwanda	Brazilian	IHS Kuwait
Discount	entities	S.A.	S.A.	Limited	Proprietary Limited	Limited	entities	Limited
rates	%	%	%	%	%	%	%	%

2022	11.1	5.5	8.0	9.1	11.1	16.0	16.4	3.4
2021	11.2	5.5	8.0	5.1	n/a	16.0	6.8	3.4

Schedule of impact on accumulated losses of 1% shift in discount rate

	Increase/ (decrease)
	on accumulated losses
	2022	2021
	$’000	$’000
Effect of 1% increase in discount rate	(2,066)	(1,571)
Effect of 1% decrease in discount rate	1,606	1,093